Investments in Subsidiaries (Non-Controlling Interests in Subsidiaries - Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in subsidiaries and investee companies [Line Items]
Current assets	$ 3,586	$ 4,034
Non-current assets	7,735	7,593
Current liabilities	(2,328)	(2,638)
Non-current liabilities	(3,006)	(2,952)
Equity	(5,987)	(6,037)	$ (5,713)	$ (4,736)
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	270	278
Non-current assets	365	376
Current liabilities	(96)	(102)
Non-current liabilities	(38)	(43)
Equity	$ (501)	$ (509)